RELATED PARTY TRANSACTIONS - Schedule of Repayment of Related Party Loans in Fixed Quarterly Installments (Details) - Xiaomi Group ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Related Party Debt By Maturity [Line Items]
Remaining three months of 2022	¥ 11,496	$ 1,616
2023	306,978	43,154	¥ 123,202	$ 18,394
2024	301,908	42,442	241,168	36,005
2025	74,590	10,486	231,714	34,594
2026	59,189	8,321
Total	¥ 754,161	$ 106,019	¥ 596,084	$ 88,993